SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Jan. 31, 2023
Selling, General and Administrative Expense [Abstract]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSE [Text Block]

15. SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

A summary of the Company's selling, general and administration expenses for the years ended January 31, 2023 and 2022, is as follows:

	2023	2022
	$	$
Accounting and legal	716,349	665,248
Depreciation and amortization	1,365,018	1,280,446
License fees, taxes and insurance	1,625,036	1,807,645
Office facilities and administrative	338,492	301,944
Operating lease cost	591,375	591,376
Other expenses	806,009	256,454
Professional fees and consulting	903,513	701,999
Salaries and wages	2,747,133	2,913,900
Sales, marketing, and promotion	83,672	83,770
Share-based compensation	209,441	366,469
Shareholder communications	18,128	26,781
Travel and entertainment	41,742	59,142
	9,445,908	9,055,174